Risk management - Derivative financial instruments to transition to alternative benchmarks (Details) - Derivative Financial Instruments To Transition To Alternative Benchmarks [Member] - Derivatives By Benchmark Rate [Member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instrument Exposure [Table]
Nominal value	441,916	511,196
GBP LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Table]
Nominal value	822	27,031
USD LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Table]
Nominal value	441,094	357,805
CHF LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Table]
Nominal value		9,710
JPY LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Table]
Nominal value		87,057
EONIA [Member]
Disclosure Of Financial Instrument Exposure [Table]
Nominal value		29,593